DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
DISCONTINUED OPERATIONS [Line Items]
Gain on disposal	$ 47,390,421
Wowo Group Limited [Member]
DISCONTINUED OPERATIONS [Line Items]
Gain on disposal	$ 47,390,421